Other accounts receivable, net (Details 1) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Accounts receivable, Impaired	$ 628	$ 877
Accounts receivable, Not impaired	76,035	89,244
Accounts receivable	76,663	90,121
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Accounts receivable, Impaired	459	677
Accounts receivable, Not impaired	57,657	73,923
Accounts receivable	58,116	74,600
Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Accounts receivable, Not impaired	6,030	10,628
Accounts receivable	6,030	10,628
Later than two months and not later than three months [member]
IfrsStatementLineItems [Line Items]
Accounts receivable, Not impaired	5,861	435
Accounts receivable	5,861	435
Later than three months and not later than four months [member]
IfrsStatementLineItems [Line Items]
Accounts receivable, Impaired	169	200
Accounts receivable, Not impaired	6,487	4,258
Accounts receivable	$ 6,656	$ 4,458